787 Seventh Avenue
New York, NY 10019-6099
Tel: 212 728 8000
Fax: 212 728 8111

November 20, 2020

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	VALIC Company I
Registration Statement on Form N-14

Ladies and Gentlemen:

On behalf of VALIC Company I (“VC I”), we hereby transmit for filing with the Securities and Exchange Commission VC I’s Registration Statement on Form N-14 (the “Registration Statement”) relating to the proposed acquisition by Science & Technology Fund, a series of VC I, of all of the assets and liabilities of Health Sciences Fund, a series of VC I,  in exchange for shares of Science & Technology Fund.

Should members of the Staff have any questions regarding the enclosed materials, they should call the undersigned at (212) 728-8037.

Sincerely,

/s/ Stacey P. Ruiz
Stacey P. Ruiz

Enclosures

cc:	Kathleen D. Fuentes, Esq., SunAmerica Asset Management, LLC
Christopher J. Tafone, Esq., SunAmerica Asset Management, LLC
Elliot J. Gluck, Esq., Willkie Farr & Gallagher LLP

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